CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Stockholders Equity beginning balance, amount at Dec. 31, 2012	$ 92	$ 46,453,526	$ (48,797,470)	$ (2,343,852)
Stockholders Equity, beginning balance, shares at Dec. 31, 2012	9,210,039
Common stock issued for services, value	1	861,999		862,000
Common stock issued for services, shares	100,000
Common stock issued for cash, value	9	5,904,991		5,905,000
Common stock issued for cash, shares	929,166
Common stock upon exercise of warrants, value	1	(1)
Common stock issued upon exercise of warrants, shares	78,149
Common stock issued for debt conversion and interest, value	7	3,268,770		3,268,777
Common stock issued for debt conversion and interest, shares	650,932
Common stock issued for legal settlement, value	10	5,819,990		5,820,000
Common stock issued for legal settlement, shares	1,000,000
Cancellation of common stock, value	(6)	6
Cancellation of common stock, shares	(578,646)
Repurchase of common stock, value	(11)	(3,320,990)		(3,321,001)
Repurchase of common stock, shares	(1,107,000)
Stock option purchases		125,000		125,000
Loss on derivative liability option		429,000		429,000
Loss on option agreement		5,103,600		5,103,600
Net loss			(17,837,262)	(17,837,262)
Stockholders Equity ending balance, amount at Dec. 31, 2013	103	64,645,891	(66,634,732)	(1,988,738)
Stockholders Equity ending balance, shares at Dec. 31, 2013	10,282,640			10,282,640
Common stock issued for services, value		129,500		129,500
Common stock issued for services, shares	16,667
Common stock issued for cash, value	3	1,902,497		1,902,500
Common stock issued for cash, shares	315,671
Common stock upon exercise of warrants, value
Common stock issued upon exercise of warrants, shares	5,339
Common stock issued in satisfaction of liabilities, value	3	903,999		904,002
Common stock issued in satisfaction of liabilities, shares	301,334
Repurchase of common stock, value		(10,000)		(10,000)
Repurchase of common stock, shares	(3,334)
Stock option purchases		(220,000)		(220,000)
Vesting of stock awards, value	2	(2)
Vesting of stock awards, shares	200,002
Fractional share adjustment for reverse stock split, share	71
Forgiveness of amounts owed to officers		190,596		190,596
Stock based compensation amortization		3,650,022		3,650,022
Net loss			(7,494,591)	(7,494,591)
Stockholders Equity ending balance, amount at Dec. 31, 2014	$ 111	$ 71,192,503	$ (74,129,323)	$ (2,936,709)
Stockholders Equity ending balance, shares at Dec. 31, 2014	11,118,390			11,118,390